Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of Revenue [Abstract]
Content-related costs		¥ 441,459	$ 64,208	¥ 390,885	¥ 269,313
Depreciation and amortization		41,600	6,050	41,579	42,570
Bandwidth and internet data center		105,313	15,317	89,889	51,766
VAT and surcharges	[1]	231,916	33,731	484,811	349,373
Cost of sales	[1]			351,521	1,680,143
Cost of revenues		¥ 820,288	$ 119,306	¥ 1,358,685	¥ 2,393,165

[1]	Due to adoption of the new revenue standard, the operating results for the year ended December 31, 2018 were presented on a net basis, with the net revenues and cost of revenues excluding VAT, while those for the years ended December 31, 2016 and 2017 have not been restated and were presented on a gross basis with the net revenues and cost of revenues including VAT.